Stockholders' Deficit - Warrant Transactions (Details) (USD $)	0 Months Ended			3 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended		0 Months Ended	1 Months Ended		12 Months Ended	0 Months Ended	1 Months Ended
	Feb. 21, 2014	Aug. 15, 2013	Mar. 01, 2013	Mar. 31, 2014	Dec. 31, 2013	Aug. 15, 2013 Restricted Stock Units (RSUs) [Member]	May 22, 2013 Restricted Stock Units (RSUs) [Member]	Mar. 31, 2014 Secured Line of Credit Facility [Member]	Mar. 01, 2013 Secured Line of Credit Facility [Member]	Aug. 15, 2013 Unsecured Debt [Member]	May 22, 2013 Unsecured Debt [Member]	Aug. 12, 2013 Unsecured Debt [Member]	Dec. 31, 2013 Private Transaction with Warrant Holders [Member]	Aug. 15, 2013 Warrants - $0.25 exercise price [Member]	Sep. 23, 2013 Warrants - $0.25 exercise price [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of warrants with preferred stock financing													5,001
Loss on exchange of warrants (in dollars)					$ (732)
Line of credit facility, maximum borrowing capacity									1,500,000
Warrant issued in financing arrangement, period of maturity (in years)			5 years
Warrant issued not yet exercised			58,139
Warrant issued not yet exercised, value			15,000
Warrant issued not yet exercised (per share)			$ 0.258
Fair value of warrants issued			7,209	12,382,216	7,209			7,209
Short-term loan											750,000	520,000
Warrants issued to purchase shares											1,000,000
Warrants issued to purchase shares, exercise price (per share)										$ 0.25	$ 0.25
Warrant conversion period to purchase shares (in years)											5 years
Additional warrants issued to purchase shares (shares)										3,187,500	3,187,500
Class of warrant or right, expiration period	5 years													5 years	5 years
Shares granted in period (shares)						1,687,500	1,687,500
Share-based compensation arrangement by share-based payment award, award vesting period (in years)					2 years	2 years					2 years
Adjustments to Additional Paid in Capital, Warrant Issued		$ 706,000